Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Bridge Media LLC [Member]
Schedule of Property and Equipment

Property and equipment consist of the following as of:

($ in thousands)	September 30, 2023	December 31, 2022	Depreciable Life - Years

Land	$26	$26	-
Buildings and building improvements	1,043	797	7-38
Machinery and equipment	346	331	1-6
Transportation equipment	232	306	4
Office equipment and software	3,986	1,428	1-6
Station equipment	-	390	5
Construction in progress	3,353	738	-
Total cost	8,985	4,016
Accumulated depreciation	(755)	(300)
Property and equipment, net	$8,230	$3,716

Property and equipment consist of the following as of December 31:

($ in thousands)	2022	Depreciable Life - Years

Land	$26	-
Buildings and building improvements	797	7-38
Machinery and equipment	331	1-6
Transportation equipment	306	4
Office equipment and software	1,428	1-6
Station equipment	390	5
Construction in progress	738	-
Total cost	4,016
Accumulated depreciation	(300)
Property and equipment, net	$3,716

The Arena Group Holdings Inc [Member]
Schedule of Property and Equipment

Property and Equipment – Property and equipment are summarized as follows:

	As of
	September 30, 2023 (unaudited)	December 31, 2022
Office equipment and computers	$1,777	$1,744
Furniture and fixtures	133	240
	1,910	1,984
Less accumulated depreciation and amortization	(1,506)	(1,249)
Net property and equipment	$404	$735

Property and equipment are summarized as follows:

	As of December 31,
	2022	2021
Office equipment and computers	$1,744	$1,345
Furniture and fixtures	240	1
	1,984	1,346
Less accumulated depreciation and amortization	(1,249)	(710)
Net property and equipment	$735	$636